AVAILABLE FOR SALE SECURITIES (Details) (Available for Sale Agreement with Caribou [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Available for Sale Agreement with Caribou [Member]
AVAILABLE FOR SALE SECURITIES (Details) [Line Items]
Available-for-sale Securities, Restrictions, Additional Information	earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock
Proceeds from Sale of Available-for-sale Securities	$ 7,500
Proceeds from Available for Sale Securities, Shares (in Shares)	500,000
Proceeds from Available for Sale, Value of Shares Received	25,000
Investment Owned, at Fair Value	$ 12,550	$ 15,000